Income taxes (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income

Income tax expenses has been allocated as follows:

	Year ended March 31,
	2017		2018		2019
Income tax expense as per the consolidated statement of income	₹	25,213	₹	22,390	₹	25,242
Income tax included in Other comprehensive income on:
Unrealized gains/ (losses) on investment securities		594		(644)		(65)
Gains/(losses) on cash flow hedging derivatives		962		(1,448)		633
Defined benefit plan actuarial gains/(losses)		43		255		47

	₹	26,812	₹	20,553	₹	25,857

Summary of Components of Income Tax Expense
Income tax expenses consists of the following:

	Year ended March 31,
	2017		2018		2019
Current taxes
Domestic	₹	21,089	₹	18,500	₹	17,987
Foreign		5,412		7,834		5,663

		26,501		26,334		23,650
Deferred taxes
Domestic		(63)		3		(180)
Foreign		(1,225)		(3,947)		1,772

		(1,288)		(3,944)		1,592

	₹	25,213	₹	22,390	₹	25,242

Summary of Reconciliation of Income Tax Expense

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2017		2018		2019
Profit before taxes	₹	110,356	₹	102,474	₹	115,415
Enacted income tax rate in India		34.61%		34.61%		34.94%

Computed expected tax expense		38,194		35,466		40,326
Effect off:
Income exempt from tax		(12,684)		(12,878)		(18,469)
Basis differences that will reverse during a tax holiday period		(274)		167		(796)
Income taxed at higher/ (lower) rates		(1,105)		(111)		(1,002)
Reversal of deferred tax for past years due to rate reduction *		—		(1,563)		—
Taxes related to prior years		(593)		(380)		(2,267)
Changes in unrecognized deferred tax assets		40		239		3,972
Expenses disallowed for tax purpose		1,787		1,431		3,503
Others, net		(152)		19		(25)

Income tax expense	₹	25,213	₹	22,390	₹	25,242

Effective income tax rate		22.85%		21.85%		21.87%

*

The “Tax Cuts and Jobs Act,” was signed into law on December 22, 2017 (‘US tax reforms’) which among other things, makes significant changes to the rules applicable to the taxation of corporations, such as changing the corporate tax rate from 35% to 21% rate effective January 1, 2018. For the year ended March 2018, the Company took a positive impact of ₹ 1,563 on account of re-statement of deferred tax items pursuant to US tax reforms.

Summary of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2018		2019
Carry forward losses *	₹	5,694	₹	3,149
Trade payables, accrued expenses and other liabilities		3,107		3,713
Allowances for lifetime expected credit loss		4,499		4,521
Minimum alternate tax		74		—
Cash flow hedges		29		—
Others		—		318

		13,403		11,701

Property, plant and equipment		(2,166)		(1,840)
Amortizable goodwill		(1,810)		(1,899)
Intangible assets		(3,190)		(2,295)
Interest on bonds and fair value movement of investments		(1,712)		(1,455)
Cash flow hedges		—		(604)
Contract liabilities		(273)		(289)
Others		(403)		(1,132)

		(9,554)		(9,514)

Net deferred tax assets / (liabilities)	₹	3,849	₹	2,187
Amounts presented in statement of financial position:
Deferred tax assets	₹	6,908	₹	5,604
Deferred tax liabilities	₹	(3,059)	₹	(3,417)

*	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2017	As at April 1, 2016	Credit/(charge) in the consolidated statement of income	Credit/(charge) in the Other comprehensive income	On account of business combination	As at March 31, 2017
Carry forward losses	5,250	825	(562)	—	5,513
Trade payables, accrued expenses and other liabilities	3,270	(44)	(75)	—	3,151
Allowances for lifetime expected credit loss	3,039	(77)	(7)	—	2,955
Minimum alternate tax	1,457	63	—	—	1,520
Property, plant and equipment	(4,262)	(249)	358	—	(4,153)
Amortizable goodwill	(3,963)	(401)	307	—	(4,057)
Intangible assets	(4,665)	2,639	279	(2,764)	(4,511)
Interest on bonds and fair value movement of investments	(814)	(837)	(594)	—	(2,245)
Cash flow hedges	(458)	—	(961)	—	(1,419)
Contract liabilities	(4)	(192)	13	—	(183)
Others	328	(439)	24	—	(87)

Total	(822)	1,288	(1,218)	(2,764)	(3,516)

Movement during the year ended March 31, 2018	As at April 1, 2017	Credit/ (charge) in the consolidated statement of income	Credit/(charge) in the Other comprehensive income	On account of business combination	Assets held for sale	As at March 31, 2018
Carry forward losses	5,513	133	48	—	—	5,694
Trade payables, accrued expenses and other liabilities	3,151	243	(246)	—	(41)	3,107
Allowances for lifetime expected credit loss	2,955	1,564	2	—	(22)	4,499
Minimum alternate tax	1,520	(1,446)	—	—	—	74
Property, plant and equipment	(4,153)	912	(75)	—	1,150	(2,166)
Amortizable goodwill	(4,057)	1,522	(53)	—	778	(1,810)
Intangible assets	(4,511)	1,546	(112)	(113)	—	(3,190)
Interest on bonds and fair value movement of investments	(2,245)	(112)	645	—	—	(1,712)
Cash flow hedges	(1,419)	—	1,448	—	—	29
Contract liabilities	(183)	(35)	(9)	—	(46)	(273)
Others	(87)	(383)	(75)	—	142	(403)

Total	(3,516)	3,944	1,573	(113)	1,961	3,849

Movement during the year ended March 31, 2019	As at April 1, 2018	Credit/(charge) in the consolidated statement of income	Credit/(charge) in the Other comprehensive income	Others (Note 32)	As at March 31, 2019
Carry forward losses	5,694	(2,879)	334	—	3,149
Trade payables, accrued expenses and other liabilities	3,107	295	(22)	333	3,713
Allowances for lifetime expected credit loss	4,499	9	2	11	4,521
Minimum alternate tax	74	(74)	—	—	—
Property, plant and equipment	(2,166)	219	(94)	201	(1,840)
Amortizable goodwill	(1,810)	16	(105)	—	(1,899)
Intangible assets	(3,190)	1,076	(181)	—	(2,295)
Interest on bonds and fair value movement of investments	(1,712)	186	71	—	(1,455)
Cash flow hedges	29	—	(633)	—	(604)
Contract liabilities	(273)	(1)	(15)	—	(289)
Others	(403)	(439)	27	1	(814)

Total	3,849	(1,592)	(616)	546	2,187